Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Schedule of Inventories [Abstract]
Raw materials	$ 494	$ 789
Work in progress	434	138
Finished goods	524	219
Total Inventories	$ 1,452	$ 1,146